Borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Summary of Borrowings from Funding Arrangements

The borrowings comprise of funding arrangements from various banks and financial institutions taken by the parent and subsidiaries.

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Secured borrowings	349,365	445,055	6,435
Unsecured borrowings	232,223	217,207	3,140

Total borrowings	581,588	662,262	9,575

Summary of Security Details

The details of security provided by the Group in various countries, to various banks on the assets of Parent and subsidiaries are as follows:

		As at March 31,
		2018	2019	2019
		(₹ in million)	(₹ in million)	(US dollars in million)
Project buyers’ credit from banks (grouped under banks and financial institutions)	Secured by exclusive charge on the assets of Vedanta Limited’s aluminium division at Jharsuguda imported under facility and first charge on Jharsuguda aluminium’s current assets on pari passu basis	1,254	160	2
	Other secured project buyers’ credit	16	—	—

Working capital loans (grouped under banks and financial institutions)	Secured by first pari passu charge on current assets, present and future of Vedanta Limited	3,075	1,140	16
	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements for fund based facilities	1,701	1,240	18
	First pari passu charge on the entire current assets of Vedanta Limited, both present and future. First pari passu charge on all rights, title, claim and benefit in all the whole of the current assets of Vedanta Limited, both present and future, including stock and raw material, stock in process, semi finished and finished goods, stores and spares not relating to plant, and machinery (consumable stores and spares)	6,389	5,520	80
	First charge on the entire current assets of Vedanta Limited, present and future, on pari passu basis	—	490	7
	Secured by a first pari passu charge on all present and future inventories, book debts and all other current assets of TSPL	5,886	2,800	40
	First pari passu charge on current assets of Vedanta Limited	—	3,600	52
	Secured by charge on current assets of AvanStrate	—	420	6
	Other secured working capital loans	1,666	—	—

		As at March 31,
		2018	2019	2019
		(₹ in million)	(₹ in million)	(US dollars in million)

External commercial borrowings (grouped under banks and financial institutions)	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders	2,917	3,089	44
	The facility is secured by first pari passu charge on all movable project assets related to 1200 MW power project and 3.25 LTPA smelter project both present and future along with secured lenders at BALCO	3,252	3,440	50

Non-convertible Debentures	Secured by way of movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project for the Lanjigarh Refinery Expansion Project with a minimum security cover of 1 time of the outstanding amount of the debenture and specifically exclude the 1MTPA alumina refinery of the company along with 90 MW power plant in Lanjigarh and all its related expansions	8,496	8,500	123
	Secured by the whole of the movable fixed assets of the 1.6 MTPA aluminium smelter along with 1215 MW captive power plant in Jharsuguda and 1 MTPA alumina refinery alongwith 90 MW co-generation plant in Lanjigarh, including its movable plant and machinery, capital works-in-process, machinery spares, tools and accessories, and other movable fixed assets	8,000	8,000	116
	Secured by way of first ranking pari passu charge on movable fixed assets in relation to the Lanjigarh Refinery Expansion Project (having capacity beyond 2 MTPA and upto 6 MTPA) situated at Lanjigarh, Odisha. The Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA alumina refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related capacity expansions	12,500	12,500	181
	Secured by way of “movable fixed assets” in relation to the 1.6 MTPA aluminium smelter alongwith 1215 MW (135MW * 9) captive power plant located in Jharsuguda and 1 MTPA alumina refinery alongwith 90 MW co-generation power plant located at Lanjigarh in Odisha State and shall include all present movable plant and machinery, machinery spares, tools and accessories, fixtures, mechanical and electrical equipments, machinery and all other movable fixed assets and all estate, right, title, interest, property, claims and demands whatsoever in relation to assets	20,000	20,000	289
	Secured by a first pari passu charge on the whole of the present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location	25,000	39,980	578

		As at March 31,
		2018	2019	2019
		(₹ in million)	(₹ in million)	(US dollars in million)
	Secured by first pari passu charge on movable and/or immovable fixed assets of TSPL with a minimum asset cover of 1 time during the tenure of NCD	10,500	32,492	470
	Secured by way of first pari passu charge on the specific movable and/or immovable fixed assets of VGCB, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of bonds outstanding at any point of time	4,250	4,250	61
	Secured by way of first pari passu charge on all present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of debentures outstanding at any point of time	—	10,000	145
	First pari passu charge over the immovable property (excluding of leasehold land and coal block assets) of BALCO. First pari passu charge on the hypothecated assets (excluding current assets) of BALCO	4,997	4,997	72
	Other secured non-convertible debentures	21,999	—	—

Term Loans (grouped under banks and financial institutions)	Secured by first pari passu charge on fixed assets of TSPL both present and future.	40,754	36,230	524
	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of Aluminium Division of Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda , Odisha, both present and future	55,206	51,019	738

A pari passu charge by way of hypothecation of all the movable fixed assets of the Vedanta Limited pertaining to its Aluminium Division project consisting of (i) alumina refinery having output of 1 MTPA (Refinery) along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha (Power Plant); and (ii) aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha (Smelter) (the Refinery, Power Plant and Smelter). Also, a first pari passu charge by way of equitable mortgage on the land pertaining to the mentioned project of aluminium division

		39,385	35,508	513

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Secured by a pari passu charge by way of hypothecation on the movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project for the Lanjigarh Refinery Expansion Project. Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA alumina refinery of the Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related expansions	—	4,820	70
A pari passu charge by way of hypothecation on the movable fixed assets of Vedanta Limited pertaining to its Aluminium Division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha	—	17,344	251
First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium Division of the Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda , Odisha and additional charge on Lanjigarh Expansion project, both present and future	12,332	11,839	171
A pari passu charge by way of hypothecation/equitable mortgage of the movable/immovable fixed assets of Vedanta Limited pertaining to its Aluminium Division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha	—	29,844	432
Secured by charge on Cairn Energy Hydrocarbons Limited’s (CEHL) all banks accounts, cash & investments, all receivables and current assets (but excluding any shares issued to CEHL by its subsidiaries, all of its right, title and interest in and to Production Sharing Contract and all of its fixed assets of any nature)	27,730	26,240	379
As security for the Parent’s (THL Zinc Limited) obligation under the limited guarantee, the Parent pledges all of its shares and other securities held by it in BMM and is a security cession and not an outright cession of all its rights, title and interest in and to all and any claims held by the Parent in and against BMM	—	4,150	60
The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders	1,941	2,059	30
Secured by first pari passu charge on movable property, plant and equipment (except for coal block) of the BALCO	15,110	14,790	214
Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO (excluding coal block assets ) by way of a deed of hypothecation	9,879	9,685	140

		As at March 31,
		2018	2019	2019
		(₹ in million)	(₹ in million)	(US dollars in million)
	Unattested deed of Hypothecation executed in favour of Vistra ITCL (India) Limited, Security Trustee for the lenders of Vedanta Star limited by providing security for the facility, by a charge, by way of hypothecation over the hypothecated properties of ESL	—	33,749	488

Other (grouped under banks and financial institutions)	Secured by fixed asset (platinum) of AvanStrate	5,130	5,160	75

	Total	349,365	445,055	6,435

Summary of Movement in Borrowings

Movement in borrowings during the year is provided below:

	Borrowings due within one year	Borrowings due after one year	Total	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
As at April 01, 2017	413,126	332,654	745,780
Cash flow	(89,965)	(82,716)	(172,681)
Borrowings on acquisition through business combination	—	6,308	6,308
Other non-cash changes	(9,050)	10,593	1,543
Foreign currency translation differences	(411)	1,049	638

As at March 31, 2018	313,700	267,888	581,588	8,409

Cash flow	6,251	69,456	75,707	1,095
Borrowings on acquisition through business combination	67	—	67	1
Other non-cash changes	(8,522)	10,641	2,119	30
Foreign currency translation differences	3,557	(776)	2,781	40

As at March 31, 2019	315,053	347,209	662,262	9,575

Not later than one year [member]
Statement [LineItems]
Summary of Borrowings

Current borrowings consist of:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Banks and financial institutions	219,512	229,820	3,323
Current maturities of long-term borrowings	94,188	85,233	1,232

Current borrowings (A)	313,700	315,053	4,555

Later than one year [member]
Statement [LineItems]
Summary of Borrowings

Non-current borrowings consist of:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Banks and financial institutions	209,047	284,404	4,112
Non-convertible debentures	115,747	140,719	2,035
Redeemable preference shares	30,100	19	0
Non-convertible bonds	1,136	1,263	18
Others	6,046	6,037	87

Non-current borrowings	362,076	432,442	6,252
Less: Current maturities of long-term borrowings	(94,188)	(85,233)	(1,232)

Non-current borrowings, net of current maturities (B)	267,888	347,209	5,020

Non-convertible debentures [member]
Statement [LineItems]
Summary of Non-convertible Debentures Issued by the Group

Details of Non-convertible debentures issued by the Group have been provided below (carrying value)-

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
8.75% due September 2021	2,500	2,500	36
9.18% due July 2021	—	10,000	145
9.27% due July 2021	—	9,995	145
8.50% due June 2021	—	16,492	238
8.75% due April 2021	2,500	2,500	36
8.50% due April 2021	—	23,488	340
8.55% due April 2021	—	10,000	145
7.80% due December 2020	5,000	5,000	73
9.00% due November 2020*	—	2,000	29
8.25% due September 2020	4,250	4,250	61
7.85% due August 2020	5,000	5,000	72
9.45% due August 2020	20,000	20,000	289
8.00% due June 2020**	1,998	1,998	29
7.90% due July 2020	2,996	2,996	43
8.70% due April 2020	6,000	6,000	87
7.95% due April 2020**	3,000	3,000	43
7.50% due November 2019	2,000	2,000	29
8.20% due November 2019	3,000	3,000	43
8.25% due October 2019	3,000	3,000	43
7.75% due September 2019	2,500	2,500	36
8.65% due September 2019	1,500	1,500	22
7.60% due May 2019	3,500	3,500	51
9.17% due July 2018	12,003	—	—
9.10% due April 2018	25,000	—	—
8.91% due April 2018	10,000	—	—

Total	115,747	140,719	2,035

*	The debenture holders of these NCDs and the Company have put and call option at the end of 1 year from the respective date of the allotment of the NCDs
**	The debenture holders of these NCDs and the Company have put and call option at the end of 5 years from the respective date of the allotment of the NCDs